Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Currency Swap [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 17,994	$ 0
Currency Swap [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Net investment hedges	0	45,790
Costless Collar Contracts | Non-trade and Notes Receivable [Member]
Derivatives, Fair Value [Line Items]
Cash flows hedges	5,627	3,508
Costless Collar Contracts | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Cash flows hedges	1,970	378
Foreign Exchange Contract | Non-trade and Notes Receivable [Member]
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ (23)	$ (41)